Right of Use Assets and Operating Lease Liability	6 Months Ended
Jun. 30, 2024
Right of Use Assets and Operating Lease Liability [Abstract]
Right of use assets and operating lease liability

Note 6. Right of use assets and operating lease liability

Operating lease

The Company has entered into commercial operating leases for the use of offices and warehouses as lessee. These leases have varying terms, escalation clauses and renewal rights. On February 28, 2023, the Company entered into a new lease agreement for a lease term of five years for a four-story office and warehouse facility in Singapore. The Company is committed to pay a total rental fee of approximately $3.9 million for the full lease term.

Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:

	June 30,	December 31,
	2024	2023
Leasehold buildings	$3,636,498	$3,648,367
Accumulated amortization	(1,313,103)	(957,846)
ROU assets, net of accumulated amortization	$2,323,395	$2,690,521

	June 30,	June 30,
	2024	2023
Lease costs:
Operating lease costs	$451,749	$221,369
Short-term lease costs	361,025	235,458
Total lease costs	$812,774	$456,827
Supplemental cash flow information:
Operating cash flows from operating leases	$315,526	$295,416
Right-of-use obtained in exchange for new operating lease liabilities	-	3,045,610
Weighted-average remaining lease term (years):
Operating leases	1.96	5.04

As of June 30, 2024 and December 31, 2023, the weighted-average discount rate for operating leases was 6.0% and 6.0%, respectively.

Operating leases
Periods Ended June 30,
2025	$797,973
2026	813,774
2027	829,971
2028	628,700
Total operating lease payment	3,070,418
Less: Imputed interest	(531,357)
Present value of operating lease liabilities	2,539,061

Operating lease liabilities – current	$(664,444)
Operating lease liabilities – non-current	$1,874,617